UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period: 11/30/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2010 (Unaudited)

DWS Global Thematic Fund

	Shares	Value ($)
Common Stocks 93.9%
Austria 3.3%
Erste Group Bank AG	686,489	26,902,604
Raiffeisen Bank International AG (a)	107,022	5,256,474
Wienerberger AG*	298,612	4,717,941

(Cost $32,628,320)		36,877,019
Bahrain 0.4%
Aluminium Bahrian 144A (GDR)* (Cost $4,429,080)	370,015	4,429,080
Bermuda 0.8%
Lazard Ltd. "A" (Cost $7,608,465)	264,130	9,458,495
Brazil 3.3%
All America Latina Logistica	709,802	6,602,906
Petroleo Brasileiro SA (ADR) (a)	299,232	9,707,086
Santos Brasil Participacoes SA (Units)	678,240	9,434,284
SLC Agricola SA	1,088,604	11,910,773

(Cost $33,751,758)		37,655,049
Cayman Islands 0.4%
Herbalife Ltd. (Cost $2,566,966)	62,733	4,305,366
China 1.6%
Bank of China Ltd. "H"	11,380,557	6,054,528
Li Ning Co., Ltd. (a)	1,041,788	2,726,927
Mindray Medical International Ltd. (ADR) (a)	381,690	10,019,362

(Cost $19,963,217)		18,800,817
Denmark 1.2%
Vestas Wind Systems AS* (Cost $14,535,588)	462,919	13,203,021
Egypt 0.5%
Orascom Telecom Holding SAE (GDR) REG S* (Cost $2,986,830)	1,629,350	5,878,258
France 1.0%
Carrefour SA (Cost $12,469,300)	240,609	10,881,967
Germany 6.1%
Axel Springer AG	51,730	7,251,196
Deutsche Lufthansa AG (Registered)*	309,235	6,580,806
Deutsche Post AG (Registered)	701,340	11,254,242
E.ON AG	1,071,491	30,738,548
HeidelbergCement AG	235,442	12,807,915

(Cost $67,271,908)		68,632,707
Greece 0.3%
Hellenic Exchanges SA (Cost $3,942,890)	533,880	3,464,434
Hong Kong 1.9%
China Metal Recycling Holdings Ltd. (b)	3,489,000	3,969,573
China Mobile Ltd. (ADR) (a)	135,988	6,779,002
Esprit Holdings Ltd.	1,941,946	9,304,429
Yingde Gases* (b)	1,200,500	1,032,959

(Cost $22,052,886)		21,085,963
India 0.2%
Deccan Chronicle Holdings Ltd. (Cost $4,175,354)	1,166,037	2,784,413
Indonesia 1.6%
PT Semen Gresik (Persero) Tbk	6,451,228	6,572,930
PT Telekomunikasi Indonesia Tbk (ADR) (a)	311,102	11,196,561

(Cost $16,027,847)		17,769,491
Israel 1.5%
NICE Systems Ltd. (ADR)* (a)	96,326	2,951,429
Teva Pharmaceutical Industries Ltd. (ADR)	268,857	13,453,604

(Cost $16,478,394)		16,405,033
Italy 1.0%
Parmalat SpA	2,846,597	7,077,610
UniCredit SpA	2,072,926	4,007,641

(Cost $13,399,266)		11,085,251
Japan 9.6%
FANUC Corp.	55,200	7,909,135
Fujitsu Ltd.	1,268,000	8,136,787
Hitachi Ltd.	1,862,000	8,810,762
INPEX Corp.	2,944	15,145,342
Japan Tobacco, Inc.	801	2,713,291
Kirin Holdings Co., Ltd.	627,000	8,736,155
Mitsubishi UFJ Financial Group, Inc.	1,116,000	5,280,990
Mizuho Financial Group, Inc.	5,326,200	8,393,668
Nomura Holdings, Inc.	1,779,875	10,251,764
Seven & I Holdings Co., Ltd.	215,100	5,256,415
Sumitomo Mitsui Financial Group, Inc.	291,500	8,948,610
Takeda Pharmaceutical Co., Ltd.	97,100	4,513,500
Toyota Motor Corp.	263,100	10,198,375
Yamada Denki Co., Ltd.	68,200	4,328,466

(Cost $103,592,869)		108,623,260
Kazakhstan 0.0%
Kazakhstan Kagazy PLC 144A (GDR)* (Cost $12,913,626)	2,552,100	535,941
Korea 3.5%
KT&G Corp.	273,837	14,791,310
Samsung Electronics Co., Ltd.	34,646	24,640,308

(Cost $38,705,326)		39,431,618
Malaysia 0.4%
Axiata Group Bhd.* (Cost $3,731,674)	3,230,900	4,656,685
Mexico 0.7%
Banco Compartamos SA de CV	4,100	33,793
Grupo Aeroportuario del Sureste SAB de CV "B" (ADR) (a)	145,153	7,505,862

(Cost $6,500,126)		7,539,655
Netherlands 2.1%
QIAGEN NV*	559,448	10,186,667
VimpelCom Ltd. (ADR) (c)	895,534	14,033,018

(Cost $22,473,154)		24,219,685
Norway 0.3%
Statoil Fuel & Retail ASA* (Cost $2,551,839)	378,656	3,260,965
Panama 1.6%
Copa Holdings SA "A" (Cost $14,211,872)	314,902	17,562,085
Puerto Rico 1.4%
Popular, Inc.* (Cost $15,464,336)	5,323,798	15,332,538
Russia 1.2%
Aeroflot-Russian Airlines	1,563,377	3,949,284
Far Eastern Shipping Co.*	4,176,488	1,827,214
Gazprom OAO (ADR)	259,900	5,774,419
Sistema JSFC (GDR) REG S	89,116	2,305,141

(Cost $16,203,518)		13,856,058
South Africa 3.5%
Aquarius Platinum Ltd.	744,764	3,755,537
MTN Group Ltd.	623,723	10,658,346
Murray & Roberts Holdings Ltd.	812,226	4,411,273
Standard Bank Group Ltd.	1,159,868	16,677,956
Tiger Brands Ltd.	156,531	4,095,022

(Cost $38,882,659)		39,598,134
Sweden 2.7%
Telefonaktiebolaget LM Ericsson "B" (Cost $31,212,716)	2,924,252	30,146,489
Switzerland 2.2%
EFG International AG	295,857	3,394,433
Roche Holding AG (Genusschein)	102,153	14,019,964
Syngenta AG (Registered)	27,470	7,624,661

(Cost $25,325,441)		25,039,058
Thailand 0.1%
Seamico Securities PCL (Foreign Registered)* (Cost $2,627,748)	23,721,700	1,679,273
United Kingdom 7.4%
African Minerals Ltd.*	334,752	2,073,330
Anglo American PLC	222,765	9,761,707
BAE Systems PLC	890,161	4,577,295
Barratt Developments PLC*	5,671,472	6,177,466
Diageo PLC	962,463	17,114,474
GlaxoSmithKline PLC	614,727	11,641,174
Imperial Tobacco Group PLC	366,172	10,739,673
Tesco PLC	1,645,071	10,598,760
Vodafone Group PLC	4,234,924	10,582,742

(Cost $80,719,483)		83,266,621
United States 32.1%
Abbott Laboratories	280,023	13,023,870
Advanced Micro Devices, Inc.* (a)	1,727,545	12,593,803
Aecom Technology Corp.* (a)	70,171	1,807,605
Air Products & Chemicals, Inc.	82,332	7,098,665
Apache Corp.	65,102	7,007,579
Bank of America Corp.	1,908,101	20,893,706
Calpine Corp.* (a)	575,303	6,961,166
Cisco Systems, Inc.*	751,619	14,401,020
EMC Corp.*	361,945	7,778,198
General Dynamics Corp. (a)	209,705	13,859,404
General Electric Co.	769,889	12,187,343
GSI Commerce, Inc.* (a)	238,176	5,680,498
Harris Corp.	204,018	9,025,756
Janus Capital Group, Inc. (a)	535,069	5,586,120
JPMorgan Chase & Co.	694,392	25,956,373
Kinetic Concepts, Inc.* (a)	223,190	8,862,875
Laboratory Corp. of America Holdings* (a)	219,271	17,986,800
Life Technologies Corp.*	339,533	16,910,441
MasterCard, Inc. "A"	71,766	17,010,695
Medco Health Solutions, Inc.*	342,349	20,992,841
Monsanto Co.	95,472	5,720,682
Morgan Stanley	770,178	18,838,554
New York Times Co. "A"* (a)	701,023	6,302,197
Owens-Illinois, Inc.*	361,580	9,719,270
Rock-Tenn Co. "A" (a)	71,657	3,875,927
SAIC, Inc.* (a)	260,100	3,984,732
Schweitzer-Mauduit International, Inc.	187,574	11,781,523
The NASDAQ OMX Group, Inc.* (a)	484,530	10,398,014
Wal-Mart Stores, Inc.	356,347	19,274,809
Williams Companies, Inc.	416,683	9,504,539
World Fuel Services Corp. (a)	282,016	8,488,682
Yahoo!, Inc.*	599,690	9,457,111

(Cost $343,240,513)		362,970,798

Total Common Stocks (Cost $1,032,644,969)		1,060,435,227
Preferred Stocks 0.9%
Germany 0.7%
Porsche Automobil Holding SE (a) (Cost $5,280,222)	103,131	7,756,574
Russia 0.2%
Surgutneftegas (Cost $2,265,755)	4,832,727	2,368,036

Total Preferred Stocks (Cost $7,545,977)		10,124,610
Participatory Notes 3.0%
Jordan 0.2%
Arab Bank PLC (issuer HSBC Bank PLC), Expiration Date 4/12/2013 (Cost $3,105,181)	194,895	2,834,336
Nigeria 0.9%
Bank of Nigeria (issuer HSBC Bank PLC), Expiration Date 11/5/2013*	49,737,262	4,269,795
Guaranty Trust Bank PLC (issuer Morgan Stanley BV), Expiration Date 3/18/2011*	42,431,375	4,359,866
Zenith Bank Ltd. (issuer Morgan Stanley BV), Expiration Date 3/18/2011*	17,333,617	1,676,490

(Cost $10,254,152)		10,306,151
Pakistan 0.5%
National Bank of Pakistan (issuer Merrill Lynch International & Co.), Expiration Date 2/25/2015* (Cost $5,867,435)	6,727,000	5,271,909
Saudi Arabia 1.4%
Saudi Basic Industrial Corp. (issuer HSBC Bank PLC), Expiration Date 3/26/2012*	220,135	5,898,753
Yanbu National Petrochemicals Co. (issuer HSBC Bank PLC), Expiration Date 1/7/2013	805,274	9,704,813

(Cost $14,919,007)		15,603,566

Total Participatory Notes (Cost $34,145,775)		34,015,962

	Principal Amount ($)	Value ($)
Other Investments 0.1%
Brazil
Companhia Vale do Rio Doce (Cost $0)	389,000	1,123,032

	Shares	Value ($)
Securities Lending Collateral 10.6%
Daily Assets Fund Institutional, 0.21% (d) (e) (Cost $119,942,030)	119,942,030	119,942,030
Cash Equivalents 3.2%
Central Cash Management Fund, 0.21% (d) (Cost $36,495,917)	36,495,917	36,495,917

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,230,774,668) †	111.7	1,262,136,778
Other Assets and Liabilities, Net	(11.7)	(132,601,070)

Net Assets	100.0	1,129,535,708

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $1,240,566,025.  At November 30, 2010, , net unrealized appreciation for all securities based on tax cost was $21,570,753.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $84,032,721 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $62,461,968.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at November 30, 2010 amounted to $116,260,445 which is 10.3% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in China.
(c)	Security is listed in country of domicile. Significant business activities of company are in Eastern Europe and Asia.
(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, US persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At November 30, 2010 the DWS Global Thematic Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Common Stocks, Preferred Stocks & Participatory Notes

Financials	225,222,364	20.4%
Information Technology	154,617,588	14.0%
Health Care	141,611,098	12.8%
Consumer Staples	127,495,625	11.5%
Industrials	127,389,700	11.5%
Materials	106,363,266	9.6%
Telecommunication Services	66,089,753	6.0%
Consumer Discretionary	60,091,008	5.5%
Energy	57,995,683	5.3%
Utilities	37,699,714	3.4%
Total	1,104,575,799	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks and Other Investments(f)
Austria	$—	$36,877,019	$—	$36,877,019
Bahrain	—	—	4,429,080	4,429,080
Bermuda	9,458,495	—	—	9,458,495
Brazil	37,655,049	—	1,123,032	38,778,081
Cayman Islands	4,305,366	—	—	4,305,366
China	10,019,362	8,781,455	—	18,800,817
Denmark	—	13,203,021	—	13,203,021
Egypt	—	5,878,258	—	5,878,258
France	—	10,881,967	—	10,881,967
Germany	—	76,389,281	—	76,389,281
Greece	—	3,464,434	—	3,464,434
Hong Kong	6,779,002	14,306,961	—	21,085,963
India	—	2,784,413	—	2,784,413
Indonesia	11,196,561	6,572,930	—	17,769,491
Israel	16,405,033	—	—	16,405,033
Italy	—	11,085,251	—	11,085,251
Japan	—	108,623,260	—	108,623,260
Kazakhstan	—	535,941	—	535,941
Korea	—	39,431,618	—	39,431,618
Malaysia	—	4,656,685	—	4,656,685
Mexico	7,539,655	—	—	7,539,655
Netherlands	14,033,018	10,186,667	—	24,219,685
Norway	—	3,260,965	—	3,260,965
Panama	17,562,085	—	—	17,562,085
Puerto Rico	15,332,538	—	—	15,332,538
Russia	—	16,224,094	—	16,224,094
South Africa	—	39,598,134	—	39,598,134
Sweden	—	30,146,489	—	30,146,489
Switzerland	—	25,039,058	—	25,039,058
Thailand	—	1,679,273	—	1,679,273
United Kingdom	—	83,266,621	—	83,266,621
United States	362,970,798	—	—	362,970,798
Participatory Notes (f)	—	34,015,962	—	34,015,962
Short-Term Investments(f)	156,437,947	—	—	156,437,947
Total	$669,694,909	$586,889,757	$5,552,112	$1,262,136,778

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended November 30, 2010.
(f)	See Investment Portfolio for additional detailed categorizations.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Common Stocks		Other Investments	Total
	Bahrain	China	Brazil
Balance as of August 31, 2010	$—	$7,858,910	$946,890	$8,805,800
Realized gains (loss)	—	1,700,156	—	1,700,156
Change in unrealized appreciation (depreciation)	—	(357,015)	176,142	(180,873)
Amortization premium/discount	—	—	—	—
Net purchase (sales)	4,429,080	(9,202,051)	—	(4,772,971)
Transfers into Level 3	—	—	—	—
Transfers (out) of Level 3	—	—	—	—
Balance as of November 30, 2010	$4,429,080	$—	$1,123,032	$5,552,112
Net change in unrealized appreciation (depreciation) from investments still held at November 30, 2010	$—	$—	$176,142	$176,142

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Global Thematic Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	January 21, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	January 21, 2011